Legal, competition and regulatory matters (Details) $ in Thousands, € in Millions, £ in Millions		1 Months Ended				3 Months Ended			6 Months Ended	12 Months Ended
	Sep. 12, 2022 USD ($)	Sep. 30, 2022 GBP (£)	Jun. 30, 2022 lawsuit	Apr. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) defendant pension_fund	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jul. 01, 2007 lawsuit	Dec. 31, 2022 GBP (£) lawsuit settlement plaintiff claim	Dec. 31, 2022 USD ($) lawsuit settlement plaintiff claim	Dec. 31, 2022 EUR (€) lawsuit settlement plaintiff claim	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 lawsuit	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 lawsuit	Dec. 31, 2013 GBP (£)	Dec. 31, 2012 USD ($) lawsuit	Dec. 31, 2008 USD ($) agreement	Aug. 31, 2020 GBP (£)
Disclosure of contingent liabilities [line items]
Litigation and conduct | £										£ 1,597.0			£ 397.0	£ 153.0
Amounts utilised | £										£ 2,198.0
Sterling LIBOR case in SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought																		2
Non-US forex civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought															2
Metals related civil actions
Disclosure of contingent liabilities [line items]
Litigation and conduct | €												€ 50
US residential and commercial mortgage-related activity and litigation | RMBS repurchase requests | Originated and sold to third parties by acquired subsidiary
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought									2	2	2	2
Number of lawsuits dismissed			1
US residential and commercial mortgage-related activity and litigation | Legacy RMBS purchases
Disclosure of contingent liabilities [line items]
Litigation and conduct | $					$ 32,500
Number of defendants | defendant					6
Asset-backed debt instruments held | $					$ 22,000
US residential and commercial mortgage-related activity and litigation | Legacy RMBS purchases | New Mexico
Disclosure of contingent liabilities [line items]
Number of retirement benefit funds | pension_fund					2
Supranational, Sovereign and Agency Bonds civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits dismissed										1	1	1
Civil Actions In Respect Of VRDO - Private Plaintiffs
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought										2	2	2
Civil actions in respect of VRDO - SNDY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought										3	3	3
Civil actions in respect of the US Anti-Terrorism Act - EDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought										6	6	6
Number of lawsuits dismissed										3	3	3
Number of plaintiffs | plaintiff										4,000	4,000	4,000
Number of lawsuits subject to appeal										1	1	1
Civil actions in respect of the US Anti-Terrorism Act - SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought										2	2	2
Derivative transactions civil action
Disclosure of contingent liabilities [line items]
Value of damages sought | £													£ 329.0
CFS remediation of ASL loans
Disclosure of contingent liabilities [line items]
Expected reimbursement | £						£ 183.0				£ 183.0												£ 10.4
CFS Remediation Of Other Legacy Timeshare Retailers
Disclosure of contingent liabilities [line items]
Expected reimbursement | £						96.0				£ 96.0
Over Issuance of Structured Notes
Disclosure of contingent liabilities [line items]
Amounts utilised | $	$ 1,008,000
Over Issuance of Structured Notes | Barclays PLC and Barclays Bank PLC
Disclosure of contingent liabilities [line items]
Financial penalty warning						£ 165.0	$ 200,000
HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Value of damages sought | £																£ 181.0
HMRC assessments concerning UK VAT | Barclays UK
Disclosure of contingent liabilities [line items]
Value of damages sought | £																128.0
Barclays Bank PLC | FCA Proceedings and other investigations
Disclosure of contingent liabilities [line items]
Number of advisory service agreements | agreement																					2
Financial penalty warning | £		£ 50.0																	£ 50.0
Barclays Bank PLC | USD LIBOR cases in MDL court
Disclosure of contingent liabilities [line items]
Number of court approved settlements | settlement										1	1	1
Barclays Bank PLC | USD LIBOR cases in MDL court | Lawsuits with damages sought
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought																				1
Value of damages sought | $																				$ 100,000
Barclays Bank PLC | Japanese Yen LIBOR Case In SDNY | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Litigation and conduct | $											$ 17,750
Barclays Bank PLC | SIBOR and SOR Case In SDNY | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Litigation and conduct | $											$ 91,000
Barclays Bank PLC | Non-US Benchmarks Civil Actions | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Number of claims pending resolution | claim										1	1	1
Barclays Bank PLC | Consolidated FX action | Barclays Capital Inc. | SEC
Disclosure of contingent liabilities [line items]
Litigation and conduct | $																	$ 384,000
Barclays Bank PLC | BDC Finance LLC
Disclosure of contingent liabilities [line items]
Value of litigation settlements approved | $				$ 3,300																	$ 298,000
Barclays Bank PLC | SEC Civil Monetary Penalty
Disclosure of contingent liabilities [line items]
Litigation and conduct | $								$ 125,000
Barclays Bank PLC | CFTC Civil Monetary Penalty
Disclosure of contingent liabilities [line items]
Litigation and conduct | $								$ 75,000
Barclays Bank PLC | HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Value of damages sought | £																£ 53.0